EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Classes of Share Capital
The Company’s shares consist of the following:

	December 31, 2017	Movement in year	December 31, 2018	Movement in year	December 31, 2019
Issued shares	1,021,903,623	—	1,021,903,623	—	1,021,903,623
Treasury shares	(1,986,836)	(6,348,529)	(8,335,365)	(1,488,837)	(9,824,202)
Total outstanding shares	1,019,916,787	(6,348,529)	1,013,568,258	(1,488,837)	1,012,079,421

Earnings Per Share
The following table provides the numerators and a reconciliation of the denominators used in calculating basic and diluted earnings per common share for the years ended December 31, 2019, 2018 and 2017.

	Year Ended December 31,
	2019	2018	2017
Net income (loss) attributable to equity holders of the parent	(2,454)	5,149	4,568
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share	1,013	1,015	1,020
Incremental shares from assumed conversion of restricted share units and performance share units (in millions)	—	6	4
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share	1,013	1,021	1,024

Dividends

Description	Approved by	Dividend per share (in $)	Payout date	Total (in millions of $)
Dividend for financial year 2016	Annual general shareholders' meeting on May 4, 2017	—	—	—
Dividend for financial year 2017	Annual general shareholders’ meeting on May 9, 2018	0.10	June 13, 2018	101
Dividend for financial year 2018	Annual general shareholders’ meeting on May 7, 2019	0.20	June 13, 2019	203

Schedule of Subsidiaries
The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2019. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
NAFTA
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal USA LLC	United States	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	97.01%
Acindar Industria Argentina de Aceros S.A.	Argentina	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%	[1]
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
ArcelorMittal Italia S.p.A.	Italy	94.45%
Africa and Commonwealth of Independent States ("ACIS")
ArcelorMittal South Africa Ltd. ("AMSA")	South Africa	69.22%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih ("AM Kryvyi Rih")	Ukraine	95.13%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure G.P.("AMMC")	Canada	85.00%
ArcelorMittal Liberia Ltd	Liberia	85.00%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih	Ukraine	95.13%

1.	On July 1, 2019, ArcelorMittal Atlantique et Lorraine S.A.S. was merged into ArcelorMittal France S.A.S.

The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2019 and 2018 and for the years ended December 31, 2019, 2018 and 2017.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2019	% of non-controlling interests and non- controlling voting rights at December 31, 2018	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2019	Non-controlling interests at December 31, 2019	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2018	Non-controlling interests at December 31, 2018	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2017
AMSA	South Africa	30.78%	30.78%	(98)	74	29	170	(124)
Sonasid[1]	Morocco	67.57%	67.57%	—	103	2	107	3
ArcelorMittal Kryvyi Rih	Ukraine	4.87%	4.87%	(5)	185	15	182	10
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	28	141	28	136	25
Hera Ermac[2]	Luxembourg	—	—	—	801	—	797	—
AMMC	Canada	15.00%	15.00%	114	486	91	484	91
Arceo	Belgium	62.86%	62.86%	3	154	4	158	4
ArcelorMittal Liberia Ltd	Liberia	15.00%	15.00%	18	(250)	(2)	(268)	(11)
Other				3	268	14	256	9
Total				63	1,962	181	2,022	7

1.
Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles. ArcelorMittal controls Nouvelles Sidérurgies Industrielles on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. Nouvelles Sidérurgies Industrielles holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in Nouvelles Sidérurgies Industrielles.

2.	Hera Ermac - The non-controlling interests correspond to the equity component of the mandatory convertible bonds maturing on January 29, 2021 (see note 11.2).

Financial Information of Subsidiaries with Material Non-controlling Interests
The tables below provide summarized statements of financial position for the above-mentioned subsidiaries as of December 31, 2019 and 2018 and summarized statements of operations and summarized statements of cash flows for the years ended December 31, 2019, 2018 and 2017.
Summarized statements of financial position

	December 31, 2019
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Current assets	997	188	1,557	225	905	1,434	129	155
Non-current assets	618	102	3,530	148	1,193	3,083	122	123
Total assets	1,615	290	5,087	373	2,098	4,517	251	278
Current liabilities	907	101	1,130	98	298	457	1	1,739
Non-current liabilities	468	39	446	14	76	591	1	46
Net assets	240	150	3,511	261	1,724	3,469	249	(1,507)
Summarized statements of operations

	December 31, 2019
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	2,864	366	2,420	761	—	2,655	—	257
Net income (loss)	(319)	(1)	(100)	63	144	766	5	115
Total comprehensive income (loss)	(312)	—	(141)	64	144	761	5	115
Summarized statements of cash flows

	December 31, 2019
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	(35)	9	163	76	857	1,045	9	84
Net cash provided by / (used in) investing activities	(79)	(5)	(270)	(12)	(114)	(332)	17	(18)
Net cash provided by / (used in) financing activities	97	(6)	68	(62)	(743)	(683)	(7)	(65)
Impact of currency movements on cash	5	—	8	—	—	—	—	—
Cash and cash equivalents:
At the beginning of the year	72	55	73	11	—	180	27	—
At the end of the year	60	53	42	13	—	210	46	1
Dividend to non-controlling interests	—	(4)	—	(18)	—	(102)	(5)	—
Summarized statements of financial position

	December 31, 2018
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Current assets	1,307	194	1,408	240	251	1,144	93	113
Non-current assets	672	100	2,947	158	2,492	3,113	166	114
Total assets	1,979	294	4,355	398	2,743	4,257	259	227
Current liabilities	1,056	106	535	109	84	331	2	1,816
Non-current liabilities	372	34	308	28	335	539	1	41
Net assets	551	154	3,512	261	2,324	3,387	256	(1,630)
Summarized statements of operations

	December 31, 2018
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	3,440	396	2,497	771	—	2,396	—	132
Net income (loss)	95	4	340	59	(555)	636	6	(12)
Total comprehensive income (loss)	(40)	5	331	62	(555)	642	6	(12)
Summarized statements of cash flows

	December 31, 2018
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	69	22	313	47	38	735	10	(18)
Net cash provided by / (used in) investing activities	132	(5)	(346)	(14)	(38)	(134)	14	(29)
Net cash provided by / (used in) financing activities	(260)	—	50	(27)	—	(579)	(9)	47
Impact of currency movements on cash	(10)	—	(4)	—	—	—	(1)	—
Cash and cash equivalents:
At the beginning of the year	141	38	60	5	—	158	13	—
At the end of the year	72	55	73	11	—	180	27	—
Dividend to non-controlling interests	—	—	—	(18)	—	(87)	(7)	—

Summarized statements of operations

	December 31, 2017
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	2,926	371	2,486	698	—	1,943	—	56
Net income (loss)	(403)	6	209	52	1,130	617	6	(71)
Total comprehensive income (loss)	(421)	4	210	52	1,130	613	6	(71)

Summarized statements of cash flows

	December 31, 2017
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	(119)	(7)	194	63	(12)	947	10	(69)
Net cash provided by / (used in) investing activities	(193)	(3)	(234)	(9)	12	(301)	3	(63)
Net cash provided by / (used in) financing activities	330	(4)	—	(61)	—	(656)	(8)	132
Impact of currency movements on cash	13	1	(2)	—	—	—	1	—
Cash and cash equivalents:
At the beginning of the year	110	51	102	12	—	168	7	—
At the end of the year	141	38	60	5	—	158	13	—
Dividend to non-controlling interests	—	(2)	—	(26)	—	(98)	(5)	—